LEASES - Potential Addition/(Reduction) in Future Cash Flows From Extension Options and/or Termination Options (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential extension options	$ 38
Potential termination options	(6)
Potential residual value guarantees	3
1 year or less
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential extension options	1
Potential termination options	(2)
Potential residual value guarantees	1
2-3 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential extension options	8
Potential termination options	(2)
Potential residual value guarantees	1
4-5 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential extension options	13
Potential termination options	(1)
Potential residual value guarantees	1
Greater than 5 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential extension options	16
Potential termination options	(1)
Potential residual value guarantees	$ 0